Capital and reserves (Details 1) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying amount at beginning balance		₩ 5,872,956
Carrying amount at beginning balance		₩ 15,983,462	₩ 5,872,956
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares at beginning balance	[1]
Carrying amount at beginning balance	[1]
Business combination, shares	[2]	160,000
Business combination, carrying amount	[2]	₩ 588,099
Acquisition, shares
Acquisition, carrying amount
Number of shares at beginning balance		160,000		[1]
Carrying amount at beginning balance		₩ 588,099		[1]
Treasury shares [member] | Play Company Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares at beginning balance			15,582			[1]
Carrying amount at beginning balance			₩ 27,128,262			[1]
Business combination, shares	[2]
Business combination, carrying amount	[2]
Acquisition, shares					15,582
Acquisition, carrying amount					₩ 27,128,262
Number of shares at beginning balance					15,582
Carrying amount at beginning balance					₩ 27,128,262
Treasury shares [member] | Play Company Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares at beginning balance		15,582	15,582	[1]
Carrying amount at beginning balance		₩ 27,128,262	₩ 27,128,262	[1]
Business combination, shares	[2]
Business combination, carrying amount	[2]
Acquisition, shares
Acquisition, carrying amount
Number of shares at beginning balance			15,582		15,582	[1]
Carrying amount at beginning balance			₩ 27,128,262		₩ 27,128,262	[1]

[1]	As the accounting acquirer, Play Company Co., Ltd. held 15,582 shares of its own stock prior to the acquisition merger. Upon completion of the merger, these treasury shares were retired and reclassified as other capital surplus.
[2]	As a result of the Acquisition Merger, the common shares of KWM held by K Enter were recognized as treasury shares.